April 6, 1999


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn.:	Office of Filings, Information & Consumer Services

Re:	IBJ Funds Trust (the "Trust")
	File Nos. 33-83430 and 811-8738
	CIK No. 929189

Dear Sir or Madam:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), please accept this letter as certification that the Prospectuses and combined Statement of Additional Information for the above-named Trust, do not differ from those contained in Post-Effective Amendment
No. 7 to the Trust's Registration Statement on Form N-1A. Post-Effective Amendment No. 7 was filed electronically on March 30, 1999 (Accession # 0000927405-99-000133).

	Should you have any comments on this filing, please contact the undersigned at (617) 573-0521. Please return an electric transmittal as evidence of your receipt of this filing.

Sincerely,



/s/Linda J. Hoard
Linda J. Hoard
Secretary of the Trust

Enclosures

cc:	Eric Radzan
	Thomas Majewski, Esq.